Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment reporting
Schedule of segment reporting

	Year Ended December 31,
	2019		2018 (1)		2017 (1) (2) (3)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	13,454	11,148	12,248	13,761	11,534	11,644
Gross profit	4,284	2,892	3,708	5,437	4,258	5,067
Gross profit in %	31.8%	25.9%	30.3%	39.5%	36.9%	43.5%
PPE	13,093	14,250	11,804	15,871	13,070	14,628

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3 of the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors.

(3) The Company has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated.

Schedule of revenues and non-current assets by geographic region

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
EMEA	11,265	14,673	14,832
Germany	4,474	6,605	5,677
France	1,314	2,667	2,611
Great Britain	1,224	1,050	1,459
Others	4,253	4,351	5,085
Asia Pacific	6,302	5,450	2,526
Indonesia	55	1,819	--
China	3,993	2,134	1,549
South Korea	1,242	888	721
Others	1,012	609	256
Americas	7,035	5,886	5,820
United States	6,843	5,802	5,474
Others	192	84	346
Total	24,602	26,009	23,178

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2019	2018
	(€ in thousands)
EMEA	22,951	26,651
Germany	22,948	25,104
Great Britain	3	1,547
Asia Pacific	2,095	1,090
Americas	5,746	3,675
United States	5,746	3,675
Total	30,792	31,416